Costs of revenues	12 Months Ended
Dec. 31, 2021
Costs of revenues
Costs of revenues

21.         Costs of revenues

	Years ended December 31,
(In thousands)	2019	2020	2021
Bandwidth costs	57,093	62,384	80,720
Cost of inventories sold	7,181	1,660	1,516
Revenue-sharing from live streaming business	20,734	15,640	26,506
Depreciation of servers and other equipment	5,198	6,247	4,805
Payment handling charges	1,658	1,459	3,066
Other costs (note)	8,049	5,247	1,990
Total	99,913	92,637	118,603

Note: Other costs mainly included technical service costs and write-down of inventories.